Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2017
Cash and Cash Equivalents
Cash and cash equivalents

3. Cash and Cash Equivalents

	June 30,	December 31,
	2017	2016
	(in US$’000)
Cash at bank and on hand	93,538	31,218
Bank deposits maturing in three months or less	18,994	48,213
	112,532	79,431
Denominated in:
United States dollar (“US$”)	71,276	65,509
Renminbi (“RMB”)	17,595	9,505
UK Pound Sterling (“£”)	209	408
Hong Kong dollar (“HK$”)	23,452	4,009
	112,532	79,431

The weighted average effective interest rate on bank deposits, with maturity ranging from 7 to 90 days for the six months ended June 30, 2017 was 0.89% per annum. Certain cash and bank balances denominated in RMB and US$ were deposited with banks in the PRC. The conversion of these RMB and US$ denominated balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.